Loss per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Components of the numerator and denominator of the calculations for EPS
The components of the numerator for the calculation of basic and diluted EPS are as follows:

(In millions of U.S. dollars)	Year ended December 31,
	2017	2016	2015

Net loss attributable to shareholders	(297.7)	(66.8)	(73.0)
Effect of dilution	—	—	—
Diluted net loss attributable to stockholders	(297.7)	(66.8)	(73.0)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(In millions of U.S. dollars)	Year ended December 31,
	2017	2016	2015

Basic loss per share:
Weighted average number of common shares outstanding	24.1	24.1	24.1

Diluted loss per share:
Weighted average number of common shares outstanding	24.1	24.1	24.1
Effect of dilution	—	—	—
Diluted numbers of shares	24.1	24.1	24.1

Basic loss per share (U.S. dollars)	(12.35)	(2.77)	(3.03)
Diluted loss per share (U.S. dollars)	(12.35)	(2.77)	(3.03)
* As a result of the 1 for 10 reverse stock split and capital reduction, the earnings per share has been retrospectively adjusted. Refer to Note 17 "Common Share Capital" for more information